Financial Assets at Fair Value through Profit or Loss and Financial Investments_Provision And Reversal For The Allowance Of Financial Investments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Provision	₩ 6,415	₩ 1,923	₩ 2,119
Reversal	(1,181)	(2,406)	(1,981)
Total	5,234	(483)	138
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Provision	4,297	1,537	860
Reversal	(229)	(1,144)	(873)
Total	4,068	393	(13)
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Provision	202	170	963
Reversal	(316)	(982)	(826)
Total	(114)	(812)	137
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments Line Items [Line Items]
Provision	1,916	216	296
Reversal	(636)	(280)	(282)
Total	₩ 1,280	₩ (64)	₩ 14